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          T. ROWE PRICE
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          INTERNATIONAL FUNDS, INC.
          Emerging Markets Stock Fund
          Supplement to Prospectus dated March 1, 1996, revised to November 1, 1996
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          Effective November 1, 1996, the first chart on page 4 of the
          Prospectus will be replaced with the following chart reflecting the extension of the Emerging Markets Stock Fund's expense limitation:

                                             Expense
                            Limitation       Ratio        Reimbursement
                             Period        Limitation         Date

          Emerging Markets  November 1, 1996-   1.75%     October 31, 2000
            Stocka           October 31, 1998
          Global Stock      December 29, 1995-  1.30%     October 31, 1999
                             October 31, 1997

          a The Emerging Markets Stock Fund previously operated under a
            1.75% limitation that expired October 31, 1996.  The
            reimbursement period for this limitation extends through October 31, 1998.
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          The date of this Supplement is November 13, 1996.
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